Financial Risks Management (Tables)	12 Months Ended
Dec. 31, 2023
Foreign exchange rates [abstract]
Summary of Sensitivity of Cash and Cash Equivalents and Expenses to Variation of Ten Percent of the US Dollars Against the Euro
Given the significant portion of its operations denominated in US dollars, the Company has chosen to limit conversions into euros from its US dollars reserves, which resulted from funds received from the listing of its securities on the Nasdaq in March 2019 in US dollars. The Company has not entered into hedging agreements, opting instead to use its cash in US dollars to meet expenses denominated in said currency in subsequent years.
The following table shows the sensitivity of the Group's cash and cash equivalent and expenses in U.S. dollars to a variation of 10% of the U.S. dollar against the euro in 2021, 2022 and 2023.

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2022/12/31	2023/12/31
Cash and cash equivalents denominated in US dollars	34,192	22,023
Equivalent in euros, on the basis of the exchange rate described below	32,057	19,930
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	35,619	22,145
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	29,143	18,119

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the US dollar against the euro
(in € thousands or in US dollar thousands, as applicable)	2021/12/31	2022/12/31	2023/12/31
Expenses denominated in US dollars	12,566	14,884	15,326
Equivalent in euros, on the basis of the exchange rate described below	11,095	13,955	13,870
Equivalent in euros, in the event of an increase of 10% of US dollar vs euro	12,328	15,506	15,411
Equivalent in euros, in the event of a decrease of 10% of US dollar vs euro	10,086	12,686	12,609

Sensitivity Of Cash And Cash Equivalents And Expenses To Variation Of Ten Percent Of The CHF Against The Euro Explanatory

Sensitivity of the Group's cash and cash equivalents to a variation of +/- 10%	As of
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2021/12/31	2022/12/31	2023/12/31
Cash and cash equivalents denominated in CH franc	N/A	2,321	1,111
Equivalent in euros, on the basis of the exchange rate described below	N/A	2,357	1,200
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	2,618	1,333
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	2,142	1,091

Sensitivity of the Group's expenses to a variation of +/- 10%	Year ended
of the CH franc against the euro
(in € thousands or in CH franc thousands, as applicable)	2021/12/31	2022/12/31	2023/12/31
Expenses denominated in CH franc	N/A	2,016	4,678
Equivalent in euros, on the basis of the exchange rate described below	N/A	2,048	5,052
Equivalent in euros, in the event of an increase of 10% of CH franc vs euro	N/A	2,275	5,614
Equivalent in euros, in the event of a decrease of 10% of CH franc vs euro	N/A	1,862	4,593

Summary of Cash, Cash Equivalents and Financial Assets

Cash, cash equivalents and financial assets	As of
(in € thousands)	2022/12/31	2023/12/31
At origin, denominated in EUR
Cash and cash equivalents	101,536	56,593
Current and non current financial assets	9,456	4,095
Total	110,993	60,689
At origin, denominated in USD
Cash and cash equivalents	32,057	19,931
Current and non current financial assets	7	15
Total	32,064	19,946
At origin, denominated in CHF
Cash and cash equivalents	2,358	1,200
Current and non current financial assets	—	14
Total	2,358	1,214
Total, in EUR
Cash and cash equivalents	136,001	77,789
Current and non current financial assets	9,464	4,125
Total	145,464	81,913